SHORT TERM LOANS (Details 1)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Term Loan [Member] USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan [Member] CNY	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 1 [Member] USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 1 [Member] CNY	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 2 [Member] USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 2 [Member] CNY	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan [Member] CNY	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan 1 [Member] USD ($)	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan 1 [Member] CNY
Short-term Debt [Line Items]
Bank loans	$ 12,957,657	$ 9,712,118	$ 12,957,657	$ 36,918	230,000	$ 24,076	150,000	$ 272,869	1,700,000	$ 168,537	1,050,000	$ 64,204	400,000
Current annualized interest rate				Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%
Term of loans				February 20 , 2012 to February 20, 2013	February 20 , 2012 to February 20, 2013	March 20 , 2012 to March 20, 2013	March 20 , 2012 to March 20, 2013	June 20 , 2012 to June 20, 2013	June 20 , 2012 to June 20, 2013	September 12 , 2012 to September 12, 2013	September 12 , 2012 to September 12, 2013	October 12 , 2012 to October 12, 2013	October 12 , 2012 to October 12, 2013